Components of Postretirement Benefit Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined benefit plan, benefit obligation, beginning balance	$ 12,493	$ 11,103
Service cost for benefits earned during the period	622	515	462
Interest cost on accumulated post retirement benefit	554	568	567
Net benefit payments and expense	(271)	(369)
Actuarial loss (gain)	978	676
Defined benefit plan, benefit obligation, ending balance	14,376	12,493	11,103
Liabilities:
Current liabilities	493	503
Non-currrent liabilities	13,883	11,990
Total post retirement benefit liability recognized in statement of financial position	14,376	12,493
Components included in accumulated other comprehensive income:
Unrecognized net gain	205	1,179
Cumulative net periodic benefit cost (in excess of employer contribution)	$ 14,581	$ 13,672